Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
RMB
Cash and cash equivalents	$ 44,605	¥ 292,237	¥ 88,352
Cash Equivalents [Member]
RMB
Cash and cash equivalents		292,237	88,352
CNY [Member] | Cash [Member]
RMB
Cash and cash equivalents		121,670	83,844
CNY [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		121,670	83,844
Hong Kong dollars [Member] | Cash [Member]
RMB
Cash and cash equivalents		25	15
Hong Kong dollars [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		21	13
USD [Member] | Cash [Member]
RMB
Cash and cash equivalents		25,947	635
USD [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		170,508	¥ 4,495
EUR [Member] | Cash [Member]
RMB
Cash and cash equivalents		5
EUR [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		¥ 38